LIABILITY FOR ROYALTIES PAYABLE	12 Months Ended
Dec. 31, 2021
LIABILITY FOR ROYALTIES PAYABLE
LIABILITY FOR ROYALTIES PAYABLE

NOTE 17 — LIABILITY FOR ROYALTIES PAYABLE

The Company received the approval of the Israel Innovation Authority (the “IIA”) for its participation in certain development expenses carried out by the Company, within the framework of determined budgets and time periods.

In accordance with its commitment, the Company is obliged to pay the IIA royalties of 3-4% of sales, constituting the revenues derived from sales of the Company’s revenues based on the financing by the IIA, up to the total amount of the grant actually received, all linked to the exchange rate of the USD and bears an annual interest linked to the LIBOR. Therefore, the total amount of the grants that will be repaid through royalties and will increase until repayments begin.

The difference between the consideration received and the liability recognized at inception (present value) was treated as a government grant according to IAS 20 and recognized as a reimbursement of research expenses or a reduction in capitalized development costs.

	December 31,	December 31,
	2021	2020
At January 1	1,596	1,606
Principal Payments	(488)	—
Exchange rate differences	(82)	189
Amounts recognized as an offset from research and development expenses	(258)	—
Revaluation of the liability	600	(199)
As of December 31	1,368	1,596